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                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 12400 High Bluff Drive, Suite 600
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 11/13/06


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $5,973,234


List of Other Included Managers:
NONE






                                                      FORM 13F INFORMATION TABLE

                                TITLE                  VALUE    SHARES/    SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS    CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN   MANAGERS    SOLE      SHARED   NONE
--------------------         ---------  ---------   --------   --------    ---  ----  -------  -----------  -----     -------  ----
ConAgra Foods, Inc.              COM    205887102    $262,949  10,741,400  SH   SOLE                        10,741,400
Prudential Financial, Inc.       COM    744320102  $1,595,434  20,923,720  SH   SOLE                        20,923,720
National Semiconductor Corp.     COM    637640103    $820,561  34,872,989  SH   SOLE                        34,872,989
Baxter International Inc.        COM    071813109  $1,214,662  26,719,365  SH   SOLE                        26,719,365
Sovereign Bancorp Inc.           COM    845905108    $677,029  31,475,098  SH   SOLE                        31,475,098
Ceridian Corp.                   COM    156779100    $149,849   6,701,649  SH   SOLE                         6,701,649
UnumProvident Corporation        COM    91529Y106    $278,648  14,370,721  SH   SOLE                        14,370,721
SPDR Trust Series 1              COM    78462F103    $974,100   7,292,262  SH   SOLE                         7,292,262